STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Fund

July 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0%
Pennsylvania - 97.9%
Allegheny County Airport Authority, Revenue Bonds, Ser. A	5.00	1/1/2051	2,780,000		2,969,681
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2031	2,000,000		2,191,412
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	1,000,000		1,019,094
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,000,000	[a]	1,027,966
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2033	500,000	[a]	523,353
Allentown School District, GO (Insured; Build America Mutual) Ser. C	5.00	2/1/2037	1,600,000		1,834,423
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2038	415,000		430,295
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2043	500,000		514,571
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2042	500,000		515,394
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2047	600,000		614,990
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2050	1,000,000		1,001,824
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2037	2,000,000		2,011,738

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Pennsylvania - 97.9% (continued)
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2034	1,000,000		1,094,379
Cumberland County Municipal Authority, Revenue Bonds, Refunding (Diakon Lutheran Social Ministries Obligated Group)	5.00	1/1/2038	495,000		510,176
Cumberland County Municipal Authority, Revenue Bonds, Refunding (Diakon Lutheran Social Ministries Obligated Group)	5.00	1/1/2025	100,000	[b]	107,814
Delaware County Authority, Revenue Bonds (Villanova University)	5.00	8/1/2040	1,000,000		1,064,115
Delaware County Authority, Revenue Bonds, Refunding (Cabrini University)	5.00	7/1/2042	1,000,000		1,006,429
Dover Area School District, GO (Insured; Build America Mutual)	5.00	4/1/2035	1,000,000		1,111,466
Dover Area School District, GO (Insured; Build America Mutual)	5.00	4/1/2036	800,000		888,308
East Hempfield Township Industrial Development Authority, Revenue Bonds, Refunding (Willow Valley Communities Project)	5.00	12/1/2039	600,000		630,424
Franklin County Industrial Development Authority, Revenue Bonds (Menno-Haven Project)	5.00	12/1/2049	500,000		477,742
Franklin County Industrial Development Authority, Revenue Bonds, Refunding (Menno-Haven Project)	5.00	12/1/2048	1,000,000		957,601
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2030	1,000,000	[c]	1,135,231
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group) Ser. A	5.00	6/1/2041	2,500,000		2,583,153
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.13	7/1/2037	1,000,000		1,010,112
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Villages of the Grand Lodge of Pennsylvania)	5.00	11/1/2035	1,000,000		1,045,446

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Pennsylvania - 97.9% (continued)
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2042	1,800,000		1,912,599
Lehigh County General Purpose Authority, Revenue Bonds (Lehigh Valley Academy Regional Charter School)	4.00	6/1/2052	1,000,000		938,903
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water)	2.45	12/3/2029	1,750,000	[c]	1,710,054
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Philadelphia Presbytery Homes Project)	5.00	12/1/2047	1,000,000		1,038,764
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000		1,027,708
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	3,200,000		3,374,997
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Meadowood Senior Living Project) Ser. A	5.00	12/1/2048	1,000,000		1,037,313
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Waverly Heights Project)	5.00	12/1/2049	500,000		533,459
Pennsylvania, COP, Refunding, Ser. A	5.00	7/1/2034	1,000,000		1,119,103
Pennsylvania, GO, Ser. 1st	4.00	3/1/2037	1,525,000		1,581,123
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Greed Bond) (Covanta Project)	3.25	8/1/2039	850,000	[a]	708,587
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Presbyterian Homes Obligated Group)	4.00	7/1/2033	1,750,000		1,743,821

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Pennsylvania - 97.9% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	10/15/2041	275,000	275,320
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	10/15/2036	1,250,000	1,420,900
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2041	1,000,000	1,057,315
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2035	1,750,000	1,845,231
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2045	1,500,000	1,553,442
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2030	1,000,000	1,052,469
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2031	1,000,000	1,054,930
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2036	2,500,000	2,733,179
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. C	5.00	12/1/2032	900,000	1,070,859
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2036	1,305,000	1,401,138
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	3,000,000	3,337,521
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Ser. B	5.25	12/1/2048	1,000,000	1,094,025
Philadelphia, GO, Ser. A	4.00	5/1/2042	1,500,000	1,519,648
Philadelphia Airport, Revenue Bonds, Refunding	5.00	7/1/2031	1,000,000	1,146,848
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2035	2,000,000	2,089,328
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2047	1,500,000	1,567,368

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Pennsylvania - 97.9% (continued)
Philadelphia Gas Works Co., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	8/1/2045	1,000,000	1,007,608
Philadelphia Gas Works Co., Revenue Bonds, Refunding	5.00	8/1/2031	1,000,000	1,072,763
Philadelphia Gas Works Co., Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	8/1/2037	1,290,000	1,342,434
Philadelphia Industrial Development Authority, Revenue Bonds (Housing-University Square Apartments Project)	5.00	12/1/2037	1,250,000	1,342,934
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2045	1,000,000	968,728
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2047	1,000,000	1,055,846
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding, Ser. 2015	5.00	4/1/2045	1,500,000	1,578,902
Philadelphia Water & Wastewater, Revenue Bonds, Ser. A	5.00	11/1/2050	1,000,000	1,106,371
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	2/1/2035	1,000,000	1,165,208
Pittsburgh Urban Redevelopment Authority, Revenue Bonds (West Park Court Housing) (Insured; Government National Mortgage Association)	4.90	11/20/2047	1,090,000	1,090,000
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured: Assured Guaranty Municipal Corp.) Ser. B	4.00	9/1/2034	1,305,000	1,392,167
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured: Assured Guaranty Municipal Corp.) Ser. B	5.00	9/1/2033	500,000	614,903
Quaker Valley School District, GO, Refunding (Insured; State Aid Withholding)	5.00	10/1/2033	330,000	390,129

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Pennsylvania - 97.9% (continued)
Quaker Valley School District, GO, Refunding (Insured; State Aid Withholding)	5.00	10/1/2035	350,000		409,003
Quaker Valley School District, GO, Refunding (Insured; State Aid Withholding)	5.00	10/1/2034	400,000		468,528
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding (WellSpan Health Obligated Group)	5.00	6/1/2044	1,000,000		1,075,374
State Public School Building Authority, Revenue Bonds, Refunding (Harrisburg School) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2032	1,525,000		1,685,439
State Public School Building Authority, Revenue Bonds, Refunding (Harrisburg School) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2026	475,000	[b]	535,813
Susquehanna Area Regional Airport Authority, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2033	1,300,000		1,301,086
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2040	2,000,000		2,166,942
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	1,000,000		1,081,040
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. B	5.00	9/1/2043	1,000,000		1,078,188
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2038	995,000		1,059,329
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2026	5,000	[b]	5,618
Westmoreland County Municipal Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	8/15/2042	1,000,000		1,079,067
Wilkes-Barre Finance Authority, Revenue Bonds, Refunding (University of Scranton) Ser. A	5.00	11/1/2034	1,000,000		1,053,793
				96,350,302

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
U.S. Related - 1.1%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	1,000,000	1,023,658
Total Investments (cost $100,807,017)			99.0%	97,373,960
Cash and Receivables (Net)			1.0%	1,015,329
Net Assets			100.0%	98,389,289

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities were valued at $2,259,906 or 2.3% of net assets.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Fund

July 31, 2022 (Unaudited)

The following is a summary of the inputs used as of July 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	97,373,960	-	97,373,960

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2022, accumulated net unrealized depreciation on investments was $3,433,057, consisting of $650,596 gross unrealized appreciation and $4,083,653 gross unrealized depreciation.

At July 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.